Inventories	12 Months Ended
Mar. 31, 2026
Disclosure Of Inventories Abstract
Inventories

10.	Inventories

	2026	2025
	USD	USD

Trading
Chemical reagents and products	197,004	288,937
Medical substances and chemical stocks	79,779	196,558

	276,783	485,495
Consumables
Beauty and healthcare product	138,689	15,104

Work-in-progress
Stem cells	68,196	55,616

Finished goods
Stem cells	9,209	-
	492,877	556,215

The cost of inventories recognised by the Group as an expense during the financial year is USD1,129,660 (2025: USD833,774).

The allowance for slow moving inventories provided during the financial year is USD67,558 (2025: Nil).